Note 10 - Goodwill	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Goodwill Disclosure [Text Block]
10.

Goodwill

	FirstService	FirstService
	Residential	Brands	Consolidated

Balance, December 31, 2017	$188,223	$103,697	$291,920
Goodwill acquired during the year	6,248	36,631	42,879
Other items	922	1,633	2,555
Foreign exchange	(1,450)	(749)	(2,199)
Balance, December 31, 2018	193,943	141,212	335,155
Goodwill acquired during the year	18,446	290,781	309,227
Goodwill disposed during the year	(2,025)	(229)	(2,254)
Other items	527	956	1,483
Foreign exchange	835	401	1,236
Balance, December 31, 2019	$211,726	$433,121	$644,847

Goodwill represents the excess of purchase price over the value assigned to the net tangible and identifiable intangible assets of businesses acquired. A test for goodwill impairment is required to be completed annually, in the Company’s case as of
August 1,
or more frequently if events or changes in circumstances indicate the asset might be impaired. Based on the quantitative assessment in
2019,
the Company has concluded that goodwill is
not
impaired.